Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000199439 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000199439 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000227329 | 840441109 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227329 | 22002T108 | Corporate Office Properties Trust
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227329 | 72346Q104 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227329 | 109696104 | Brink's Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | 007973100 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227329 | 05368V106 | Avient Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227329 | 01741R102 | Allegheny Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227329 | 42704L104 | Herc Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227329 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227329 | 65336K103 | Nexstar Media Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227329 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227329 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000227329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000227329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000227329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000227329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000227329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000227329 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
C000227329 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000234651 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234651 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234651 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000234651 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000234651 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.50%
C000234651 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248358 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000248358 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.70%
C000074420 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000074420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000074420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000074420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000074420 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.00%